Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017		Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 858		$ 704	$ 684	$ 584		$ 743	$ 676	$ 435	$ 511	$ 370	$ 1,560		$ 1,327		$ 2,715	$ 1,992	$ 1,747
Costs and expenses	6,730		5,254	5,139	5,050		4,736	4,882	5,047	4,232	3,721	14,788		9,787		20,179	17,882	16,495
Operating loss	(6,092)		(4,725)	(4,627)	(4,601)		(4,212)	(4,383)	(4,724)	(3,871)	(3,462)	(13,595)		(8,814)		(18,165)	(16,440)	(15,210)
Net loss	$ (6,658)		$ (19,246)	$ (12,596)	$ (1,943)		$ (11,332)	$ (8,486)	$ (1,004)	$ (6,667)	$ (1,813)	$ 527		$ (13,276)		$ (45,117)	$ (17,971)	$ (14,704)
Basic loss per share	$ (7.26)	[1]	$ 375	$ 4,680	$ (1,373.00)	[1]	$ 43,750	$ 646,010	$ 115,495	$ 771,750	$ 218,750	$ 0.67	[1]	$ (15,656.00)	[1]
Previously Reported [Member]
Quarterly Financial Information Disclosure [Abstract]
Basic loss per share					$ 1,750

[1]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.